Notes on the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated Cash Flow Statement [Abstract]
Notes on the Consolidated Statements of Cash Flow
Notes on the Consolidated Statements of Cash Flows

The Consolidated Statements of Cash Flows were prepared in accordance with IAS 7 Statement of Cash Flows and show the cash inflows and cash outflows during the reporting year. Cash flows are broken down into cash flows from operating activities, cash flows from investing activities and cash flows from financing activities. The cash flows arising from operating activities are determined by using the indirect method according to IAS 7.18(b).